UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.3%
	CALL OPTIONS – 0.1%
	CBOE SPX Volatility Index
1,500	Exercise Price: $15.00, Expiration Date: April 19, 2017	$71,250

	TOTAL CALL OPTIONS (Cost $132,927)	71,250

	PUT OPTIONS – 0.2%
	CBOE SPX Volatility Index
3,000	Exercise Price: $11.00, Expiration Date: April 19, 2017	6,000
	iPath S&P 500 VIX Short-Term Futures ETN
1,000	Exercise Price: $15.50, Expiration Date: April 7, 2017*	27,950
600	Exercise Price: $16.00, Expiration Date: April 21, 2017*	54,900

	TOTAL PUT OPTIONS (Cost $86,170)	88,850

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $219,097)	160,100

Principal Amount

	SHORT-TERM INVESTMENTS – 101.2%
$1,088,159	UMB Money Market Fiduciary, 0.01%[1]	1,088,159
52,000,000	United States Treasury Bill, 0.51%[2]	51,960,792

	TOTAL SHORT-TERM INVESTMENTS (Cost $53,058,981)	53,048,951

	TOTAL INVESTMENTS – 101.5% (Cost $53,278,078)	53,209,051
	Liabilities in Excess of Other Assets – (1.5)%	(774,481)

	TOTAL NET ASSETS – 100.0%	$52,434,570

Number of Contracts

	SECURITIES SOLD SHORT – (0.2)%
	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.1)%
	CBOE SPX Volatility Index
(1,500)	Exercise Price: $18.00, Expiration Date: April 19, 2017	(33,750)

	TOTAL CALL OPTIONS (Proceeds $70,077)	(33,750)

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS – (0.1)%
	CBOE SPX Volatility Index
(3,000)	Exercise Price: $12.00, Expiration Date: April 19, 2017	$(52,500)

	TOTAL PUT OPTIONS (Proceeds $45,150)	(52,500)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $115,227)	(86,250)

	TOTAL SECURITIES SOLD SHORT (Proceeds $115,227)	$(86,250)

ETN – Exchange Traded Note

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Segregated as collateral for open written options contracts.

See accompanying Notes to Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2017	(Depreciation)

65	CBOE SPX Volatility Index	April 2017	$944,886	$862,875	$(82,011)
(75)	CBOE SPX Volatility Index	May 2017	(1,071,201)	(1,018,125)	53,076

TOTAL FUTURES CONTRACTS			$(126,315)	$(155,250)	$(28,935)

See accompanying Notes to Schedule of Investments.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 86.3%
	COMMUNICATIONS – 9.6%
$400,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,6]	$402,000
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[6]	93,825
260,000	8.000%, 4/15/2020[6]	287,950
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[6]	729,750
400,000	DISH DBS Corp. 6.750%, 6/1/2021[6]	431,750
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[6]	422,000
400,000	McClatchy Co. 9.000%, 12/15/2022[1,6]	415,000
60,000	Netflix, Inc. 5.375%, 2/1/2021[6]	64,125
500,000	SFR Group S.A. 6.000%, 5/15/2022[1,2,3,6]	518,125
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[6]	373,625
130,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1,6]	134,063
350,000	Univision Communications, Inc. 6.750%, 9/15/2022[1,2,6]	367,146
350,000	Windstream Services LLC 7.750%, 10/15/2020[1,6]	355,250
		4,594,609
	CONSUMER DISCRETIONARY – 23.5%
400,000	ADT Corp. 6.250%, 10/15/2021[6]	434,760
415,000	Air Canada 7.750%, 4/15/2021[3,6]	466,875
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[6]	212,175
600,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[1,6]	618,000
427,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1,6]	412,589
1,000,000	Block Financial LLC 5.500%, 11/1/2022[1,6]	1,064,125
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[6]	44,600
	GameStop Corp.
800,000	5.500%, 10/1/2019[1,2,6]	814,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$800,000	6.750%, 3/15/2021[1,6]	$816,000
405,000	Gap, Inc. 5.950%, 4/12/2021[1,6]	434,663
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[6]	47,200
	Hertz Corp.
160,000	5.875%, 10/15/2020[1,6]	154,000
290,000	7.375%, 1/15/2021[1,6]	288,187
	International Game Technology
60,000	7.500%, 6/15/2019[6]	65,100
144,000	5.500%, 6/15/2020[6]	150,120
	JC Penney Corp., Inc.
330,000	8.125%, 10/1/2019[6]	356,400
70,000	5.650%, 6/1/2020[6]	69,300
400,000	KB Home 8.000%, 3/15/2020[6]	444,000
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[1,2,6]	616,500
80,000	MGM Resorts International 6.750%, 10/1/2020[6]	88,000
350,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[1,6]	362,250
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,6]	531,000
340,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[6]	364,650
400,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,6]	388,000
400,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[6]	348,000
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[6]	53,820
400,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[1,6]	388,752
600,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[1,6]	603,000
400,000	Toys R Us, Inc. 7.375%, 10/15/2018[6]	377,000
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,6]	217,150
		11,230,216

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES – 4.2%
$300,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,6]	$259,500
370,000	Avon Products, Inc. 6.500%, 3/1/2019[6]	382,488
400,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1,6]	422,000
375,000	Cott Beverages, Inc. 5.375%, 7/1/2022[1,6]	382,500
180,000	New Albertsons, Inc. 7.020%, 7/21/2017[6]	181,589
400,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,6]	399,500
		2,027,577
	ENERGY – 11.4%
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,6]	235,900
280,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,6]	290,150
199,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1,6]	199,995
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[1,6]	410,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[1,6]	273,367
350,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.125%, 6/15/2019[1,6]	353,500
160,000	Harvest Operations Corp. 6.875%, 10/1/2017[3,6]	160,800
	Laredo Petroleum, Inc.
39,000	5.625%, 1/15/2022[1,6]	38,903
305,000	7.375%, 5/1/2022[1,6]	316,437
400,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,6]	404,000
110,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,6]	115,001
400,000	NuStar Logistics LP 6.750%, 2/1/2021[6]	424,000
280,000	Oasis Petroleum, Inc. 7.250%, 2/1/2019[1,6]	277,200
350,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[3,6]	380,800
400,000	PHI, Inc. 5.250%, 3/15/2019[1,6]	378,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY(Continued)
$400,000	Resolute Energy Corp. 8.500%, 5/1/2020[1,6]	$404,000
400,000	SESI LLC 6.375%, 5/1/2019[1,6]	399,000
395,000	Transocean, Inc. 6.500%, 11/15/2020[3,6]	398,950
		5,460,003
	FINANCIALS – 8.8%
	CoreCivic, Inc.
87,000	4.125%, 4/1/2020[1,6]	88,740
371,000	5.000%, 10/15/2022[1,6]	383,057
400,000	Credit Acceptance Corp. 6.125%, 2/15/2021[1,6]	399,000
400,000	Enova International, Inc. 9.750%, 6/1/2021[1,6]	406,000
350,000	First Data Corp. 7.000%, 12/1/2023[1,2,6]	375,375
400,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[6]	395,248
350,000	GFI Group, Inc. 8.375%, 7/19/2018[6]	371,875
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1,6]	414,000
	Nationstar Mortgage LLC / Nationstar Capital Corp.
47,000	6.500%, 8/1/2018[1,6]	47,588
305,000	7.875%, 10/1/2020[1,6]	316,247
400,000	Navient Corp. 8.000%, 3/25/2020[6]	434,500
160,000	Oppenheimer Holdings, Inc. 8.750%, 4/15/2018[1,6]	160,000
400,000	Popular, Inc. 7.000%, 7/1/2019[1,3,6]	417,500
		4,209,130
	HEALTH CARE – 5.2%
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,6]	58,875
322,000	7.125%, 7/15/2020[1,6]	295,032
400,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1,6]	383,000
400,000	Kindred Healthcare, Inc. 8.000%, 1/15/2020[6]	406,500
400,000	Select Medical Corp. 6.375%, 6/1/2021[1,6]	404,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE(Continued)
$400,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[6]	$406,000
	Valeant Pharmaceuticals International
80,000	7.000%, 10/1/2020[1,6]	72,800
250,000	7.000%, 10/1/2020[1,2,6]	227,500
250,000	Valeant Pharmaceuticals International, Inc. 7.500%, 7/15/2021[1,2,3,6]	219,063
		2,472,770
	INDUSTRIALS – 8.9%
350,000	AECOM 5.750%, 10/15/2022[1,6]	367,063
350,000	Bombardier, Inc. 5.750%, 3/15/2022[3,6]	342,563
40,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017[6]	41,400
280,000	Commercial Vehicle Group, Inc. 7.875%, 4/15/2019[1,6]	280,000
810,000	Herc Rentals, Inc. 7.500%, 6/1/2022[1,2,6]	860,625
600,000	Kratos Defense & Security Solutions, Inc. 7.000%, 5/15/2019[1,6]	600,000
385,000	Navistar International Corp. 8.250%, 11/1/2021[1,6]	384,996
400,000	Titan International, Inc. 6.875%, 10/1/2020[1,6]	413,000
600,000	Triumph Group, Inc. 4.875%, 4/1/2021[1,6]	579,000
54,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1,6]	56,228
350,000	XPO CNW, Inc. 7.250%, 1/15/2018[6]	360,500
		4,285,375
	MATERIALS – 10.4%
280,000	AK Steel Corp. 7.625%, 5/15/2020[1,6]	285,600
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[3,6]	368,375
248,000	ArcelorMittal 10.600%, 6/1/2019[3,6]	292,640
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[1,6]	479,000
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[1,2,3,6]	533,600

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS(Continued)
$400,000	Chemours Co. 6.625%, 5/15/2023[1,6]	$424,000
200,000	Coeur Mining, Inc. 7.875%, 2/1/2021[1,6]	207,500
60,000	Commercial Metals Co. 7.350%, 8/15/2018[6]	63,600
349,000	Hecla Mining Co. 6.875%, 5/1/2021[1,6]	356,852
400,000	Hexion, Inc. 6.625%, 4/15/2020[1,6]	368,000
400,000	LSB Industries, Inc. 8.500%, 8/1/2019[1,4,6]	388,000
160,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[1,6]	157,200
400,000	Tronox Finance LLC 6.375%, 8/15/2020[1,6]	401,500
400,000	United States Steel Corp. 7.375%, 4/1/2020[6]	430,000
220,000	Vale Overseas Ltd. 5.625%, 9/15/2019[3,6]	233,475
		4,989,342
	TECHNOLOGY – 4.2%
268,000	BMC Software, Inc. 7.250%, 6/1/2018[6]	274,700
400,000	Infor US, Inc. 6.500%, 5/15/2022[1,6]	411,040
400,000	Micron Technology, Inc. 5.875%, 2/15/2022[1,6]	418,000
350,000	Western Digital Corp. 10.500%, 4/1/2024[1,2,6]	412,563
450,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1,6]	486,562
		2,002,865
	UTILITIES – 0.1%
60,000	NRG Energy, Inc. 7.875%, 5/15/2021[1,6]	61,650
		61,650
	TOTAL CORPORATE BONDS (Cost $40,598,856)	41,333,537

	SHORT-TERM INVESTMENTS – 11.9%
2,718,279	UMB Money Market Fiduciary, 0.01%[5]	2,718,279

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS (Continued)
$3,000,000	United States Treasury Bill, 0.56%, 9/14/2017	$2,988,291

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,710,680)	5,706,570

	TOTAL INVESTMENTS – 98.2% (Cost $46,309,536)	47,040,107
	Other Assets in Excess of Liabilities – 1.8%	844,180

	TOTAL NET ASSETS – 100.0%	$47,884,287

	SECURITIES SOLD SHORT – (5.4)%
	U.S. GOVERNMENT – (5.1)%
	UNITED STATES TREASURY BOND – (3.0)%
(1,500,000)	United States Treasury Bond 2.875%, 11/15/2046	(1,455,409)

	TOTAL UNITED STATES TREASURY BOND (Proceeds $1,467,275)	(1,455,409)

	UNITED STATES TREASURY NOTE – (2.1)%
(1,000,000)	United States Treasury Note 2.250%, 2/15/2027	(987,227)

	TOTAL UNITED STATES TREASURY NOTE (Proceeds $972,531)	(987,227)

	TOTAL U.S. GOVERNMENT (Proceeds $2,439,806)	(2,442,636)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.3)%
	PUT OPTIONS – (0.3)%
	Barrick Gold Corp.
(267)	Exercise Price: $17.50, Expiration Date: April 13, 2017	(1,201)
	Gilead Sciences, Inc.
(74)	Exercise Price: $65.50, Expiration Date: April 21, 2017	(1,887)
	iShares 20+ Year Treasury Bond ETF
(53)	Exercise Price: $124.00, Expiration Date: April 21, 2017*	(19,875)
(53)	Exercise Price: $125.00, Expiration Date: April 21, 2017*	(24,778)
(58)	Exercise Price: $123.00, Expiration Date: April 28, 2017*	(17,661)
(56)	Exercise Price: $124.50, Expiration Date: April 28, 2017*	(25,060)
(163)	Exercise Price: $123.00, Expiration Date: May 19, 2017*	(60,310)
	QUALCOMM, Inc.
(83)	Exercise Price: $56.50, Expiration Date: April 13, 2017	(3,112)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (CONTINUED)
	PUT OPTIONS (CONTINUED)
	The Mosaic Company
(153)	Exercise Price: $29.50, Expiration Date: April 28, 2017	$(16,448)

	TOTAL PUT OPTIONS (Proceeds $234,076)	(170,332)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $234,076)	(170,332)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,673,882)	$(2,612,968)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,944,497.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Variable, floating, or step rate security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Security segregated as collateral for open written options contracts and securities sold short.

See accompanying Notes to Schedule of Investments.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.6%
	COMMUNICATIONS – 2.9%
4,322	Facebook, Inc. - Class A*	$613,940
4,418	Stamps.com, Inc.*	522,870
11,314	WebMD Health Corp.*	596,022
		1,732,832
	CONSUMER DISCRETIONARY – 30.3%
5,989	Alaska Air Group, Inc.	552,306
12,780	Best Buy Co., Inc.	628,137
14,343	Cooper Tire & Rubber Co.	636,112
9,796	Copart, Inc.*	606,666
19,000	DR Horton, Inc.	632,890
17,101	eBay, Inc.*	574,081
8,158	Foot Locker, Inc.	610,300
9,436	Grand Canyon Education, Inc.*	675,712
17,615	Hooker Furniture Corp.	546,946
10,425	iRobot Corp.*	689,509
25,435	Kate Spade & Co.*	590,855
4,064	Lear Corp.	575,381
12,470	Lennar Corp. - Class A	638,339
20,059	LGI Homes, Inc.*	680,201
27,168	Malibu Boats, Inc. - Class A*	609,922
24,721	Navigant Consulting, Inc.*	565,122
10,249	NIKE, Inc. - Class B	571,177
304	NVR, Inc.*	640,492
15,652	Rollins, Inc.	581,159
8,475	Ross Stores, Inc.	558,248
10,161	Southwest Airlines Co.	546,255
10,115	Starbucks Corp.	590,615
15,915	Steven Madden Ltd.*	613,523
6,744	Tiffany & Co.	642,703
7,482	TJX Cos., Inc.	591,677
9,834	Tupperware Brands Corp.	616,788
2,097	Ulta Salon Cosmetics & Fragrance, Inc.*	598,127
11,015	VF Corp.	605,495
12,277	Viad Corp.	554,920
21,078	Willdan Group, Inc.*	679,976
		18,203,634
	CONSUMER STAPLES – 7.1%
10,741	Energizer Holdings, Inc.	598,811
14,632	Five Below, Inc.*	633,712
15,456	Hormel Foods Corp.	535,241
4,423	Kimberly-Clark Corp.	582,199
10,004	National Beverage Corp.	845,638
4,307	Spectrum Brands Holdings, Inc.	598,716

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES(Continued)
8,803	Target Corp.	$485,838
		4,280,155
	ENERGY – 3.9%
9,388	Advanced Energy Industries, Inc.*	643,641
16,484	Antero Midstream Partners LP	546,610
20,843	EQT GP Holdings LP	570,681
24,037	Rice Midstream Partners LP	606,213
		2,367,145
	FINANCIALS – 15.7%
14,849	Air Lease Corp.	575,399
28,512	Banc of California, Inc.	590,198
12,952	Cardtronics PLC - Class A*1	605,506
16,159	Cohen & Steers, Inc.	645,875
16,127	Essent Group Ltd.*1	583,314
7,067	Euronet Worldwide, Inc.*	604,370
23,995	Fidelity Southern Corp.	537,008
5,191	Fiserv, Inc.*	598,574
5,287	Mastercard, Inc.	594,629
29,807	Meridian Bancorp, Inc.	545,468
35,676	New Residential Investment Corp. - REIT	605,779
52,218	NMI Holdings, Inc. - Class A*	595,285
12,762	Oaktree Capital Group LLC	578,119
12,300	Stonegate Bank	579,207
6,620	Visa, Inc. - Class A	588,319
14,517	Walker & Dunlop, Inc.*	605,214
		9,432,264
	HEALTH CARE – 8.7%
10,674	Cambrex Corp.*	587,604
8,268	Gilead Sciences, Inc.	561,562
20,987	Globus Medical, Inc. - Class A*	621,635
3,544	Illumina, Inc.*	604,748
24,446	LeMaitre Vascular, Inc.	602,105
6,970	Masimo Corp.*	650,022
22,596	Omega Protein Corp.	453,050
18,434	Premier, Inc. - Class A*	586,754
10,967	Zoetis, Inc.	585,309
		5,252,789
	INDUSTRIALS – 7.9%
8,332	Amphenol Corp. - Class A	592,988
13,726	Donaldson Co., Inc.	624,808
10,026	Fortive Corp.	603,766
8,299	HEICO Corp. - Class A	622,425

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS(Continued)
10,848	Hexcel Corp.	$591,758
4,197	Middleby Corp.*	572,681
2,381	Northrop Grumman Corp.	566,297
9,580	Toro Co.	598,367
		4,773,090
	MATERIALS – 1.8%
7,381	Compass Minerals International, Inc.	500,801
7,602	Neenah Paper, Inc.	567,869
		1,068,670
	TECHNOLOGY – 21.3%
4,844	Adobe Systems, Inc.*	630,350
4,255	Apple, Inc.	611,273
16,246	Applied Materials, Inc.	631,969
15,547	Applied Optoelectronics, Inc.*	872,964
4,975	Arista Networks, Inc.*	658,043
8,327	Cabot Microelectronics Corp.	637,931
8,874	CDK Global, Inc.	576,899
7,162	Citrix Systems, Inc.*	597,239
10,001	Cognizant Technology Solutions Corp. - Class A*	595,260
2,994	Coherent, Inc.*	615,686
11,678	Dolby Laboratories, Inc. - Class A	612,044
12,249	ExlService Holdings, Inc.*	580,113
3,183	FactSet Research Systems, Inc.	524,909
16,940	Finisar Corp.*	463,140
5,043	Lam Research Corp.	647,319
11,443	Manhattan Associates, Inc.*	595,608
8,952	Microsoft Corp.	589,579
26,728	Rudolph Technologies, Inc.*	598,707
4,438	S&P Global, Inc.	580,224
6,008	Skyworks Solutions, Inc.	588,664
7,580	Texas Instruments, Inc.	610,645
		12,818,566
	TOTAL COMMON STOCKS (Cost $56,440,218)	59,929,145

Principal Amount

	SHORT-TERM INVESTMENTS – 0.9%
$557,700	UMB Money Market Fiduciary, 0.01%[2]	557,700

	TOTAL SHORT-TERM INVESTMENTS (Cost $557,700)	557,700

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 100.5% (Cost $56,997,918)	$60,486,845
Liabilities in Excess of Other Assets – (0.5)%	(310,993)

TOTAL NET ASSETS – 100.0%	$60,175,852

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Kaizen Hedged Premium Spreads Fund is a non-diversified fund. The Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The Kaizen Hedged Premium Spreads Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$53,278,078	$46,309,716	$57,149,405

Gross unrealized appreciation	$14,773	$1,054,877	$4,379,714
Gross unrealized depreciation	(83,800)	(324,486)	(1,042,274)
Net unrealized appreciation (depreciation) on investments	$(69,027)	$730,391	$3,337,440

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets carried at fair value:

Kaizen Hedged Premium Spreads Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Purchased Options Contracts	$160,100	$-	$-	$160,100
Short-Term Investments
Money Market	1,088,159	-	-	1,088,159
U.S. Treasury Bill	-	51,960,792	-	51,960,792
Total Assets	$1,248,259	$51,960,792	$-	$53,209,051

Liabilities
Written Options Contracts	$86,250	$-	$-	$86,250

Other Financial Instruments[1]
Futures Contracts	$(28,935)	$-	$-	$(28,935)

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$41,333,537	$-	$41,333,537
Short-Term Investments
Money Market	2,718,279	-	-	2,718,279
U.S. Treasury Bill	-	2,988,291	-	2,988,291
Total Assets	$2,718,279	$44,321,828	$-	$47,040,107

Liabilities
U.S. Government	$-	$2,442,636	$-	$2,442,636
Written Options Contracts	109,962	60,370	-	170,332
Total Liabilities	$109,962	$2,503,006	$-	$2,612,968

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$59,929,145	$-	$-	$59,929,145
Short-Term Investments	557,700	-	-	557,700
Total Investments	$60,486,845	$-	$-	$60,486,845

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	05/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	05/30/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/17

*	Print the name and title of each signing officer under his or her signature.